CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 4 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS:

The areas requiring the use of estimates and critical judgments that may potentially have a significant impact on the Company’s earnings and financial position are:

Impairment of intangible assets

Impairment tests on goodwill was undertaken annually at the financial year end. Impairment test on Patent was undertaken whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e., the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

Determination of fair value - Warrants liabilities - derivatives and share-based payment transactions

The Company uses the Black-Scholes option-pricing model to estimate fair value. The key assumptions used in the model are the expected future volatility in the price of the Company’s shares and the expected life of the instrument.